Income tax credit/(expense) - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Income tax credit/(expense)
Current tax		£ 35		£ (2,074)
Deferred tax (note 18)	£ (350)	(202)	£ (291)	1,864	£ 1,448
Total income tax expense recognized in other comprehensive income	£ (350)	£ (167)	£ (291)	£ (210)